5. Bank Premises and Equipment (Details 2) (USD $)	Dec. 31, 2013
Bank Premises And Equipment Details 2
2014	$ 126,255
2015	129,755
2016	129,755
2017	133,255
2018	138,155
Subsequent to 2018	282,501
Total minimum lease payments	939,676
Less amount representing interest	(228,634)
Present value of net minimum lease payments	$ 711,042